Stockholders' Equity - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	20,616	3,224	152
Issued (in shares)	7,127,551	20,091	3,120
Exercised (in shares)	(122,848)	(1,428)	(39)
Expired (in shares)	(19,367)	(1,271)	(8)
Outstanding, end of period (in shares)	7,005,952	20,616	3,224	152
Warrants, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 1,820.00	$ 5,607.33	$ 30,341.76
Issued (in dollars per share)	4.60	1,680.00	4,480.00
Exercised (in dollars per share)	8.44	963.00	4,592.00
Expired (in dollars per share)	1,690.50	1,988.00	4,592.00
Outstanding, end of period (in dollars per share)	$ 3.14	$ 1,820.00	$ 5,607.33	$ 30,341.76
Weighted average remaining life	4 years 10 months 17 days	5 years 7 months 2 days	2 years 1 month 28 days	2 years 9 months 11 days
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 2.45	$ 563.50	$ 4,144	$ 9,800
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 39,424	$ 39,424	$ 39,424	$ 39,424